CLOSURE AND RECLAMATION PROVISIONS (Schedule of Estimates Used in Closure and Rehabilitation Provisions) (Details) - Provision for decommissioning, restoration and rehabilitation costs $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 79,323
Caylloma M&I Property
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 17,036
Discount rate	6.30%
Inflation rate	3.20%
San Jose M&I Property
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 11,972
Discount rate	9.29%
Inflation rate	4.85%
Lindero Project
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 24,507
Discount rate	4.19%
Inflation rate	2.26%
Yaramoko Mine
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 14,805
Discount rate	4.23%
Inflation rate	2.20%
Seguela Project
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 11,003
Discount rate	3.88%
Inflation rate	2.61%